GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

8515 East Orchard Road

Greenwood Village, Colorado 80111

October 30, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Great-West Life & Annuity Insurance Company
Variable Annuity-1 Series Account
Certification Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 333-52956; 811-07549

Ladies and Gentlemen:

In lieu of filing the form of the prospectus and Statement of Additional Information for Variable Annuity-1 Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

1.        The form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-effective Amendment No. 30 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement; and

2.        The text of Post-effective Amendment No. 30 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on October 26, 2017.

Thank you for your time and attention. Please direct any questions or comments to me at 303-737-0415.

Sincerely,

/s/ Brian G. Stallworth

Brian G. Stallworth, Counsel

Great-West Life & Annuity Insurance Company